Segmental analysis	6 Months Ended
Sep. 30, 2024
Disclosure of operating segments [abstract]
Segmental analysis
2. Segmental analysis

Revenue and the results of the business are analysed by operating segment, based on the information the Board use internally for the purposes of evaluating the performance of each operating segment and determining resource allocation between them. The Board is National Grid’s chief operating decision maker (as defined by IFRS 8 ‘Operating Segments’) and assesses the profitability of a profit measure that excludes certain income and expenses. We call that measure ‘adjusted profit’. Adjusted profit excludes exceptional items and remeasurements (as defined in note 4) and is used by management to monitor financial performance as it is considered that it aids the comparability of our reported financial performance from year to year. As a matter of course, the Board also considers profitability by segment, excluding the effect of major storms, timing adjustments relating to revenue, certain pass-through costs and deferred tax for our UK Electricity Transmission and UK Electricity Distribution businesses. However, the measure of profit disclosed in this note is operating profit before exceptional items and remeasurements, as this is the measure that is most consistent with the IFRS results reported within these financial statements.

The results of our six principal businesses are reported to the Board and are accordingly treated as reportable operating segments. All other operating segments are either reported to the Board on an aggregated basis or do not meet the quantitative threshold in order to be considered a separate operating segment. The following table describes the main activities for each reportable operating segment:

UK Electricity Transmission
The high-voltage electricity transmission networks in England and Wales. This includes our Accelerated Strategic Transmission Investment projects to connect more clean, low-carbon power to the transmission network in England and Wales.

UK Electricity Distribution	The electricity distribution networks of NGED in the East Midlands, West Midlands and South West of England and South Wales.
UK Electricity System Operator	The Great Britain system operator which is classified as held for sale (see note 6).
New England	Gas distribution networks, electricity distribution networks and high-voltage electricity transmission networks in New England.
New York	Gas distribution networks, electricity distribution networks and high-voltage electricity transmission networks in New York.
National Grid Ventures
Comprises all commercial operations in LNG at the Isle of Grain in the UK (Grain LNG) and Providence, Rhode Island in the US, our electricity generation business in the US, our electricity interconnectors in the UK and our investment in NG Renewables, our renewables business in the US. Whilst NGV operates outside our regulated core business, the electricity interconnectors in the UK are subject to indirect regulation by Ofgem regarding the level of returns they can earn. NG Renewables and Grain LNG were classified as held for sale at 30 September 2024 (see note 6).

The New England and New York segments typically experience seasonal fluctuations in revenue and operating profit due to higher delivery volumes during the second half of the financial year, for example as a result of colder weather over the winter months driving increased heating demand. These seasonal fluctuations have a consequential impact on the working capital balances (primarily trade debtors and accrued income) in the consolidated statement of financial position at 30 September 2024 when compared to 31 March 2024. The majority of UK revenues are derived from the supply of network capacity rather than the supply of commodities and therefore are not subject to the same seasonal fluctuations as in New York and New England.

Other activities that do not form part of any of the segments in the above table primarily relate to our UK property business together with insurance and corporate activities in the UK and US and the Group’s investments in technology and innovation companies through National Grid Partners.
2. Segmental analysis continued

(a)Revenue

Six months ended 30 September	2024			2023
	Total sales	Sales between segments[1]	Sales to third parties	Total sales	Sales between segments[1]	Sales to third parties
	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	1,274	(92)	1,182	1,356	(19)	1,337
UK Electricity Distribution	1,166	(2)	1,164	850	(2)	848
UK Electricity System Operator	1,029	(17)	1,012	1,734	(17)	1,717
New England	1,545	—	1,545	1,441	—	1,441
New York	2,341	—	2,341	2,365	—	2,365
National Grid Ventures	650	(26)	624	666	(27)	639
Other	98	(5)	93	142	—	142
Total revenue from continuing operations	8,103	(142)	7,961	8,554	(65)	8,489

Geographical areas:
UK			3,755			4,309
US			4,206			4,180
Total revenue from continuing operations			7,961			8,489
1.Sales between operating segments are priced having regard to the regulatory and legal requirements to which the businesses are subject. The analysis of revenue by geographical area is on the basis of destination. There are no material sales between the UK and US geographical areas.

(b)Operating profit/(loss)

	Before exceptional items and remeasurements		Exceptional items and remeasurements (see note 4)		After exceptional items and remeasurements
Six months ended 30 September	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	642	839	—	(1)	642	838
UK Electricity Distribution	764	476	(5)	(4)	759	472
UK Electricity System Operator	(364)	443	151	—	(213)	443
New England	89	(32)	(2)	(15)	87	(47)
New York	(30)	(30)	(20)	38	(50)	8
National Grid Ventures	147	219	(2)	91	145	310
Other	(38)	(13)	(23)	(26)	(61)	(39)
Total operating profit from continuing operations	1,210	1,902	99	83	1,309	1,985

Geographical areas:
UK	1,173	1,956	121	60	1,294	2,016
US	37	(54)	(22)	23	15	(31)
Total operating profit from continuing operations	1,210	1,902	99	83	1,309	1,985

	Before exceptional items and remeasurements		Exceptional items and remeasurements (see note 4)		After exceptional items and remeasurements
Six months ended 30 September	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m
Reconciliation to profit before tax:
Operating profit from continuing operations	1,210	1,902	99	83	1,309	1,985
Share of post-tax results of joint ventures and associates	60	59	(3)	12	57	71
Finance income	231	123	3	(8)	234	115
Finance costs	(901)	(834)	(15)	34	(916)	(800)
Total profit before tax from continuing operations	600	1,250	84	121	684	1,371
2. Segmental analysis continued
The following items are included in the total operating profit by segment:

Depreciation, amortisation and impairment	30 September 2024	30 September 2023
	£m	£m
Operating segments:
UK Electricity Transmission	(267)	(250)
UK Electricity Distribution	(122)	(105)
UK Electricity System Operator	—	(52)
New England	(221)	(204)
New York	(351)	(321)
National Grid Ventures	(92)	(84)
Other	(5)	(5)
Total	(1,058)	(1,021)

Asset type:
Property, plant and equipment	(936)	(868)
Non-current intangible assets	(122)	(153)
Total	(1,058)	(1,021)

(c)    Capital investment
Capital investment represents additions to property, plant and equipment, prepayments to suppliers to secure production capacity in relation to our capital projects, non-current intangibles and additional equity investments in joint ventures and associates. Segmental information used for internal decision making was revised in the year ended 31 March 2024 to include capital expenditure prepayments and additional equity investments in joint ventures and associates. Capital investments exclude additions for assets or businesses from the point they are classified as held for sale.

	30 September 2024	30 September 2023¹
	£m	£m
Operating segments:
UK Electricity Transmission	1,290	899
UK Electricity Distribution	647	608
UK Electricity System Operator	—	75
New England	814	789
New York	1,569	1,257
National Grid Ventures	279	316
Other	4	2
Total	4,603	3,946

Asset type:
Property, plant and equipment	4,200	3,413
Non-current intangible assets	196	257
Equity investments in joint ventures and associates	102	151
Capital expenditure prepayments	105	125
Total	4,603	3,946
1.Comparative amounts have been represented to reflect the change in presentation for capital investments.

(d)    Geographical analysis of non-current assets
Non-current assets by geography comprise goodwill, other intangible assets, property, plant and equipment, investments in joint ventures and associates and other non-current assets.

	30 September 2024	31 March 2024
	£m	£m
Split by geographical area:
UK	40,738	40,065
US	42,968	44,270
Total	83,706	84,335

Reconciliation to total non-current assets:
Pension assets	2,478	2,407
Financial and other investments	795	880
Derivative financial assets	413	324
Non-current assets	87,392	87,946